Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue
Schedule of revenue generated from voyage and time charter agreements

	For the six months ended June 30,
USD	2026	2025
Voyage charter	$474,256,881	$172,125,286
Time charter	14,760,712	1,969,500
Total	$489,017,593	$174,094,786

Schedule of earned revenue under voyage charters

	For the six months ended June 30,
USD	2026	2025
Freight	$403,763,446	$158,445,650
Demurrages	70,493,435	13,679,636
Total	$474,256,881	$172,125,286

Schedule of lease and non-lease components of revenue under time charter

	For the six months ended June 30,
USD	2026	2025
Lease component	$13,355,987	$1,698,950
Non-lease component	1,404,725	270,550
Total	$14,760,712	$1,969,500

Schedule of disaggregation of revenue based on continent

	For the six months ended June,
USD	2026	2025
Europe	$267,995,906	$92,258,864
Asia	185,857,250	64,445,219
North America	34,531,947	13,625,121
South America	632,490	3,765,582
Total	$489,017,593	$174,094,786